Assets and Liabilities of discontinued operations (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Property and equipment, net	$ 220,616	$ 207,205
Deferred costs	8,208	7,449
Other assets	178	275
Line of credit	6,807	8,494
Accounts payable and accrued liabilities	4,344	3,456
Deferred compensation	$ 1,453	$ 1,400
Patriot Transportation
Property and equipment, net			$ 42,174
Accounts receivable, net			7,119
Deferred costs			11,809
Other assets			32
Assets of discontinued operation			61,134
Line of credit			7,282
Accounts payable and accrued liabilities			11,489
Deferred compensation			717
Deferred income taxes			8,924
Liabilities of discontinued operation			$ 28,412